income taxes - Expense composition (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense
For the current reporting period	CAD 205	CAD 506
Adjustments recognized in the current period for income taxes of prior periods	(82)	(38)
Total	123	468
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	324	(64)
Revaluation of deferred income tax liability to reflect future statutory income tax rates	28	(4)
Adjustments recognized in the current period for income taxes of prior periods	78	26
Total	430	(42)
Income taxes	CAD 553	CAD 426